Pension And Postretirement Benefits (Schedule of Change in Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan, Benefit Obligation	$ 2,539	$ 2,489
Defined Benefit Plan, Service Cost	28	42	$ 57
Defined Benefit Plan, Interest Cost	105	115	108
Defined Benefit Plan, Actuarial Gain (Loss)	106	155
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Benefits Paid	(151)	(191)
Defined Benefit Plan, Gross Prescription Drug Subsidy Receipts Received	0	0
Defined Benefit Plan, Other Changes	(1)	(4)
Defined Benefit Plan, Settlements, Benefit Obligation	0	(43)
Defined Benefit Plan, Curtailments	1	0
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	(58)	(13)
Defined Benefit Plan, Divestitures, Benefit Obligation	0	(11)
Defined Benefit Plan, Benefit Obligation	2,569	2,539	2,489
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan, Benefit Obligation	388	390
Defined Benefit Plan, Service Cost	2	2	3
Defined Benefit Plan, Interest Cost	15	17	15
Defined Benefit Plan, Actuarial Gain (Loss)	7	5
Defined Benefit Plan, Contributions by Plan Participants	3	6
Defined Benefit Plan, Benefits Paid	(33)	(35)
Defined Benefit Plan, Gross Prescription Drug Subsidy Receipts Received	4	3
Defined Benefit Plan, Other Changes	0	0
Defined Benefit Plan, Settlements, Benefit Obligation	0	0
Defined Benefit Plan, Curtailments	6	0
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	0	0
Defined Benefit Plan, Divestitures, Benefit Obligation	0	0
Defined Benefit Plan, Benefit Obligation	$ 392	$ 388	$ 390